Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Aug. 13, 2013	Jul. 31, 2016	Jul. 31, 2015	Oct. 31, 2016
Restructuring liability		$ 39,000	$ 59,000	$ 34,000
Rent expense		$ 99,000	$ 108,000
Dennis Brovarone [Member]
Release agreement payment	$ 91,000
Cash severance payment period	60 months
Monthly installment amount	$ 1,600